Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

6. COMMITMENTS AND CONTINGENCIES

From June 29, 2018 to September 11, 2018, the Company entered into a series of statement of work agreements with Best Innovation Group, Inc. ("BIG") to provide consulting services to the Company. The statement of work agreements were entered into in connection with a professional services agreement the Company entered into with BIG dated May 1, 2018, under which all services performed by BIG are to be documented in a statement of work agreement. The Company agreed to reimburse BIG at a rate of $200 per hour. Under a statement of work agreement executed on July 26, 2018, the total cost to the Company was $716,272 of which $238,757 was due on the date of the agreement, $238,757 was due on November 15, 2018 and the remaining amount was paid in July 2019. On September 11, 2018, the Company entered into a statement of work agreement with BIG, under which BIG was engaged to provide SOC 2 gap remediation and audit services. Under this statement of work agreement, $70,000 was due and paid upon execution of the agreement, and $90,000 was due and paid from December 1, 2018 through March 1, 2019.

On August 3, 2018 the Company entered into a master services agreement with REQ a Washington, DC-based creative and digital marketing agency, pursuant to which the Company engaged REQ to develop a branding and digital marketing strategy. As of September 30, 2019, REQ has completed its engagement with the Company and the Company owes $17,000 to REQ.

In December 2018, we entered into a software license agreement with Swirlds to license Hashgraph for the Coro platform. The Company is obligated to pay a first year licensing fee of $225,000 which will be due to prior to launch of the Coro product and a fee for additional nodes at $3,000 per node. In addition the Company is required to pay a 10% transaction fee for account holders on the Swirlds Customer Network. The agreement automatically renews for an additional one year and the fees may not increase more than 1%.

On September 20, 2019 the Company entered into an engagement agreement with MP Partners, LTD. ("MP Partners") under which the Company engaged MP Partners to act as a finder outside the United States. As consideration the Company agreed to the following:

(i)	Cash Compensation Fees:
(ii)	A success fee for debt and/or equity capital raised by MP Partners on behalf of Company subject to the following fee structure:
a.	6% of the amount for any capital raised up to $10,000,000
b.	5% of the amount for any capital raised over $10,000,000
(iii)	Restricted Stock:

The Company also agreed to issue to MP Partners a number of shares of common stock equal to 2% of the number of shares purchased by investors for which the Company owes to MP Partners a success fee under the agreement.

8. COMMITMENTS AND CONTINGENCIES

From June 29, 2018 to September 11, 2018, the Company entered into a series of statement of work agreements with Best Innovation Group, Inc. (“BIG”) to provide consulting services to the Company. The statement of work agreements were entered into in connection with a professional services agreement the Company entered into with BIG dated May 1, 2018, under which all services performed by BIG are to be documented in a statement of work agreement. The Company agreed to reimburse BIG at a rate of $200 per hour. Under a statement of work agreement executed on July 26, 2018, the total estimated cost to the Company for services to be performed by BIG is $716,272 of which $238,757 was due on the date of the agreement and $238,757 was due on November 15, 2018 and the remaining amount will be due upon completion which is estimated to be March 1, 2019. On September 11, 2018, the Company entered into a statement of work agreement with BIG, under which BIG was engaged to provide SOC 2 gap remediation and audit services. Under this statement of work agreement, $70,000 was due upon execution of the agreement, and $90,000 will be due from December 1, 2018 through March 1, 2019.

On August 3, 2018 the Company entered into a master services agreement with REQ a Washington, DC-based creative and digital marketing agency, pursuant to which the Company engaged REQ to develop a branding and digital marketing strategy for the Company’s intended digital gold project. During the 3rd quarter of 2018, the Company collaborated with REQ to create Coro as the new brand for its intended digital gold technology platform and mobile application. REQ is supporting the Company with the creative design, website development, video production, marketing, public relations and advertising strategy related to the launch of its intended Coro digital gold transaction platform.  REQ receives monthly payments which will total $230,500 for services performed for 12 months of services, leading up to the launch of the intended Coro mobile application.

In December 2018, we entered into a software license agreement with Swirlds to license Hashgraph for the Coro platform. The term on of the agreement is one year and the Company is obligated to a first year licensing fee of $225,000 for 15 nodes payable on February 28, 2019 and additional nodes at $3,000 per node. In addition the Company is required to pay a 10% transaction fee for account holders on the Swirlds Customer Network. The agreements automatically renew for an additional one year and the fees may not increase more than 1%.